TAXATION - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax (benefit) expense
Federal (benefit) expense	$ 7,289	$ (513)	$ 25,738
State (benefit) expense	5,902	2,841	11,958
Foreign - UK (benefit) expense	0	107	(52)
Total current income tax (benefit) expense	13,191	2,435	37,644
Deferred income tax (benefit) expense
Federal (benefit) expense	202,133	(169,531)	(233,679)
State (benefit) expense	25,460	(11,863)	(29,597)
Foreign - UK (benefit) expense	(141)	55	(62)
Total deferred income tax (benefit) expense	227,452	(181,339)	(263,338)
Total income tax (benefit) expense	$ 240,643	$ (178,904)	$ (225,694)